Average Annual Total Returns - FidelityMid-CapStockFund-KPRO - FidelityMid-CapStockFund-KPRO - Fidelity Mid-Cap Stock Fund	Jun. 29, 2023
Fidelity Mid-Cap Stock Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(6.19%)
Past 5 years	9.61%
Past 10 years	12.10%
SP004
Average Annual Return:
Past 1 year	(13.06%)
Past 5 years	6.71%
Past 10 years	10.78%